As filed with the Securities and Exchange Commission on August 8, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	(811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI			53202
(Address of principal executive offices)			(Zip code)

Robert M. Slotky Professionally Managed Portfolios 2020 E. Financial Way, Ste. 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(414) 765-5348

Date of fiscal year end:	November 30, 2006

Date of reporting period:	May 31, 2006

Item 1. Report to Stockholders.

Stephens Funds

SEMI-ANNUAL REPORT
MAY 31, 2006

Small Cap Growth Fund
Mid Cap Growth Fund

STEPHENS FUNDS

Fellow Shareholder:

It is with great pleasure that we send you our first ever semi-annual report. As you know, we launched the Stephens Small Cap Growth Fund in December 2005 and the Stephens Mid Cap Growth Fund in February 2006. Presented below is a brief discussion regarding equity markets during the six month period ended May 31, 2006, an analysis of how our Funds performed, and a few comments on the outlook for the next six months.

MARKET OVERVIEW

Perhaps the title here should read: A Tale of Two Markets. As we attempt to make sense of the market across arbitrary dates, there were clearly two different environments in the reporting period. Although I would not go so far as to call the first three months of the reporting period "the best of times", equity markets posted stellar returns through the first quarter of 2006 and into April as well. Macroeconomic and geopolitical concerns took their toll in May and much of the year's gains were erased.

Earnings growth has been strong, and so the performance of the stocks could be justified. But economic data has been strong as well – perhaps too strong. Signs of inflation are now evident, and the U.S. Federal Reserve Board has been taking steps to slow the economy by raising interest rates. It is a delicate balancing act: to manipulate interest rates to slow the economy. Add to that a changing of the guard: Ben Bernanke has replaced Alan Greenspan, and you now have a market environment filled with uncertainty.

As a general rule, investors do not like uncertainty in that it essentially equals risk. By May, the market had quite a bit of uncertainty to worry about:

• economic growth and inflation

• how the Federal Reserve will handle inflation

• global growth, namely in China and India and its effects on commodity prices

• a slowing housing market, and the impact on consumer spending

• record energy prices, with no apparent slow down in demand

• ongoing concerns regarding terrorism

• Iran's nuclear ambitions

• North Korean missiles

All of these fears translate into an increased risk premium – meaning that investors need a higher return to justify their ownership – and in this case, greatly increased volatility. Small cap stocks tend to be more sensitive to volatility and risk, and thus they experience bigger swings. Small caps outperformed by massive margins in the first quarter of 2006, and even after the correction in April and May they remained on top. Growth strategies were successful early in the year, but suffered more in recent months.

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STEPHENS FUNDS

OUTLOOK

The U.S. economy may be slowing, and the Federal Reserve may end up over-correcting. If this is the case, then the textbook recommendation is for investors to position themselves more defensively. But we know that this is not a deterministic world, and often the contrarian idea is the one that has the greater reward. Stephens Investment Management Group, LLC, by design, are bottom-up managers, picking stocks one at a time based on the merits of that company. When our Funds become more defensive or more aggressive, it is a result of what we see happening with each of our individual investments, not some masterminded plan.

The debates over growth vs. value and small-cap vs. large-cap wage on. As our investors, you may consider many other investments in many asset classes, particularly in light of the recent market volatility. Stepping back from the fray however, we continue to make the case that small and mid-cap growth investing is a sweet spot of the market. While small cap growth stocks have considerable risk, they also offer the potential of "open ended growth". Mid-cap stocks have typically matured to a level where business risk is greatly reduced, but potential returns and growth still outclass that of large caps.

Today, investor sentiment seems so focused on macro- issues that good news on an individual stock level sometimes gets lost. The old cliché could be turned around to say that investors can't see the trees for the forest. We have not wavered, however. Within our disciplined approach, we are still finding plenty of growth opportunities, and we are opportunistically using the volatility to our advantage – building positions in high quality growth companies. In the near term we may be at the mercy of market volatility, but over the long term we are confident that our disciplined approach will produce superior returns.

At Stephens Funds, we will not be all things to all people. We have no plans to offer dozens of funds, one for every conceivable category. Today, we offer only two mutual funds, and we truly believe in our strategy and in the market segments in which our Funds participate. Our scope is narrow, but our focus extreme.

Like you, we are shareholders in these Funds as well. And together, we can realize the power of growth.

We thank you for your confidence in us.

STEPHENS SMALL CAP GROWTH FUND

The Fund had a return of 3.30%, excluding sales charges, for the six months ended May 31, 2006. The Fund outperformed the widely recognized S&P 500, which was up 1.37%, but the Fund slightly trailed its benchmark, the Russell 2000® Growth Index, which was up 3.84%.

Energy was the Fund's best performing sector in both absolute terms and relative to our benchmark. Tetra Technologies Inc. and Oceaneering International Inc. were our two biggest contributors from the sector, with each of them up more than 80% for the period. Both companies are heavily involved in the remediation and repair of energy infrastructure in the Gulf of Mexico that was damaged in last year's hurricanes.

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STEPHENS FUNDS

Consumer Discretionary was another area of both relative and absolute returns. Zumiez Inc, was our biggest contributor. It and other specialty retailers, such as Tween Brands Inc (formerly Too Inc.), were able to generate healthy returns despite investors' fears that consumer spending will slow.

Our holdings in Technology were an area of relative weakness, as investors have shied away from what are inherently more volatile stocks. We had success with our investments in companies focused on transaction processing, and in selective software issues. There was some weakness in our stocks that participate in the internet and network security space; we liquidated some of these holdings, as our investment thesis in these stocks has run its course.

Somewhat surprisingly, Healthcare underperformed the broader market. Normally, in uncertain and volatile markets investors seek out assets that are thought to be more defensive, such as Healthcare. We are overweight in the sector, with a particular focus on companies involved in diagnostics, drug development, and innovative technologies that either improve patient outcomes or reduce costs for healthcare providers.

STEPHENS MID CAP GROWTH FUND

The Fund commenced operations on February 1, 2006, therefore this discussion of investment performance is only for the period since the Fund's inception through May 31, 2006.

Without the benefit of January's remarkably strong market, the Fund was down 3.50%, excluding sales charges, for the period. The S&P 500 was down 0.27% while the Fund's benchmark, the Russell Midcap® Growth Index was down 2.96%.

Energy was one of the Fund's best performing sectors in both absolute and relative terms. Our superior security selection led to our better performance. Our biggest contributors were Tetra Technologies Inc., a provider of offshore construction services for energy infrastructure, and FMC Technologies, a company that manufactures equipment used in offshore energy production.

There was a sharp contrast among our Consumer Discretionary names. We had success in some specialty retailers such as Coldwater Creek Inc., which was up over 30% for the period, while Urban Outfitters Inc, another specialty retailer, had relatively poor performance as the company has worked through some near term problems.

Although we generated positive returns in Industrials, we underperformed our benchmark by having much less exposure to companies in the rail, machinery, and building products industries.

In total, Technology stocks were down, but there were bright spots. MEMC Electronic Materials Inc. was up approximately 29% for the period, as they have benefited from increased demand for their products which are used in the development of solar cell panels. The Fund's holdings in various semiconductor

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STEPHENS FUNDS

issues performed relatively well, while the software companies we owned generally suffered due to the market's decreased appetite for expensive stocks.

Somewhat surprisingly, Healthcare posted a negative return. Normally in uncertain and volatile markets, investors seek out assets that are thought to be more defensive, such as Healthcare. We are overweight in the sector, with a particular focus on companies involved in diagnostics, drug development, and innovative technologies that either improve patient outcomes or reduce costs for healthcare providers.

Ryan E. Crane
Senior Portfolio Manager

Past performance does not guarantee future results.

Mutual fund investing involves risk; principal loss is possible. The Funds invest in small companies, which involve additional risks such as limited liquidity and greater volatility.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the Funds, including investment objectives, risks, fees and expenses.

This report reflects our views, opinions and portfolio holdings as of May 31, 2006, the end of the reporting period. These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views. The views should not be relied on as investment advice or an indication of trading intent on behalf of the Funds.

The Russell 2000® Growth Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Please refer to the Schedule of Investments on page 7 of this report for holdings information. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

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STEPHENS FUNDS

SECTOR ALLOCATION AT MAY 31, 2006 (UNAUDITED)

*  Cash equivalents and other assets less liabilities.

Sector allocations and fund holdings are subject to change at any time and are not a recommendation to buy or sell any security.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 – May 31, 2006).

ACTUAL EXPENSES

The first line of the table on the following page provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. To the extent each Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not included in the example on the following page. The example on the following page includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example on the following page does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply

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STEPHENS FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED), CONTINUED

divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

STEPHENS SMALL CAP GROWTH FUND

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During the Period December 1, 2005 – May 31, 2006*
Actual	$1,000	$1,033	$7.35
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.29

STEPHENS MID CAP GROWTH FUND

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During the Period December 1, 2005 – May 31, 2006
Actual	$1,000	$965	$7.35	**
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.54	***

*  The Stephens Small Cap Growth Fund's expense ratio was 1.45%, which was the calculated expense ratio for the period December 1, 2005 – May 31, 2006.

**  Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period February 1, 2006 – May 31, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

***  The Stephens Mid Cap Growth Fund's expense ratio was 1.50%, which was the annualized expense ratio for the period February 1, 2006 – May 31, 2006. This ratio is equal to the contractually agreed upon limit of 1.50%.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED)

Shares		Value
	Common Stocks - 95.7%
	Aerospace & Defense - 0.6%
8,900	Heico Corp.	$272,785
	Air Freight & Logistics - 1.5%
10,080	Forward Air Corp.	377,193
11,595	UTI Worldwide, Inc.^	315,732
		692,925
	Biotechnology - 2.7%
11,260	Gen-Probe, Inc.*	608,040
11,700	Kendle International, Inc.*	379,314
30,000	OraSure Technologies, Inc.*	261,900
		1,249,254
	Capital Markets - 3.5%
3,735	Affiliated Managers Group, Inc.*	336,897
11,830	Jefferies Group, Inc.	345,909
13,420	optionsXpress Holdings, Inc.	386,630
8,815	Stifel Financial Corp.*	327,213
9,665	Thomas Weisel Partners Group, Inc.*	212,340
		1,608,989
	Chemicals - 0.5%
8,815	Symyx Technologies, Inc.*	235,361
	Commercial Banks - 1.6%
12,070	Pinnacle Financial Partners, Inc.*	339,650
14,752	Virginia Commerce Bancorp, Inc.*	379,716
		719,366
	Commercial Services & Supplies - 5.9%
9,190	Administaff, Inc.	353,172
7,200	American Reprographics Co.*	249,624
5,415	The Corporate Executive Board Co.	550,814
12,635	CoStar Group, Inc.*	674,077
8,815	CRA International, Inc.*	391,386
8,660	McGrath Rentcorp	229,923
11,055	Resources Connection, Inc.*	281,902
		2,730,898

See accompanying Notes to Financial Statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 95.7%, Continued
	Communications Equipment - 2.2%
23,100	Arris Group, Inc.*	$277,662
4,100	F5 Networks, Inc.*	198,932
12,225	SafeNet, Inc.*	203,179
12,045	SiRF Technology Holdings, Inc.*	353,039
		1,032,812
	Computers & Peripherals - 1.2%
16,000	Intermec, Inc.*	368,640
5,100	Rackable Sys, Inc.*	193,341
		561,981
	Electrical Equipment - 0.5%
5,450	Energy Conversion Devices, Inc.*	216,638
	Electronic Equipment & Instruments - 4.0%
12,260	FLIR Systems, Inc.*	312,998
9,700	ID Systems, Inc.*	199,141
15,845	National Instruments Corp.	443,818
13,955	Trimble Navigation Ltd.*	641,093
9,600	Veeco Instruments, Inc.*	232,032
		1,829,082
	Energy Equipment & Services - 6.5%
4,800	Core Laboratories NV*^	271,200
5,910	Hydril*	442,600
6,315	Oceaneering International, Inc.*	473,625
15,130	Oil States International, Inc.*	525,616
25,270	Tetra Technologies, Inc.*	733,841
9,220	Universal Compression Holdings, Inc.*	535,866
		2,982,748
	Fire, Marine, And Casualty Insurance - 1.1%
16,200	Tower Group, Inc.	502,362
	Food & Staples Retailing - 1.0%
13,340	United Natural Foods, Inc.*	441,554

See accompanying Notes to Financial Statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 95.7%, Continued
	Food Products - 0.7%
13,010	Hain Celestial Group, Inc.*	$333,967
	Health Care Equipment & Supplies - 7.3%
22,805	Adeza Biomedical Corp.*	299,430
19,565	American Medical Systems Holdings, Inc.*	386,800
7,845	Hologic, Inc.*	309,799
22,470	I-Flow Corp.*	286,043
8,660	Kyphon, Inc.*	343,716
13,805	LifeCell Corp.*	372,735
7,380	Neurometrix, Inc.*	215,053
20,580	NuVasive, Inc.*	338,129
8,045	Schick Technologies, Inc.*	338,775
10,545	Ventana Medical Systems, Inc.*	500,466
		3,390,946
	Health Care Providers & Services - 7.5%
6,630	The Advisory Board Co.*	342,771
17,880	Eclipsys Corp.*	347,587
7,680	Healthways, Inc.*	408,115
4,400	LCA-Vision, Inc.	239,096
22,010	Psychiatric Solutions, Inc.*	647,094
10,940	United Surgical Partners International, Inc.*	340,343
13,655	VCA Antech, Inc.*	411,289
13,105	Ventiv Health, Inc.*	387,122
13,745	Vital Images, Inc.*	320,121
		3,443,538
	Hotels Restaurants & Leisure - 5.9%
14,810	BJ's Restaurants, Inc.*	394,835
9,680	Gaylord Entertainment Co.*	424,177
10,850	P.F. Chang's China Bistro, Inc.*	449,298
6,625	Panera Bread Co. Class A*	429,035
12,245	Pinnacle Entertainment, Inc.*	378,983
7,145	Shuffle Master, Inc.*	260,507

See accompanying Notes to Financial Statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 95.7%, Continued
	Hotels Restaurants & Leisure - 5.9%, Continued
17,555	Sonic Corp.*	$383,401
		2,720,236
	Industrial Conglomerates - 0.5%
6,715	Raven Industries, Inc.	211,993
	Insurance - 0.7%
7,640	The Navigators Group, Inc.*	314,921
	Internet Software & Services - 5.0%
16,170	aQuantive, Inc.*	400,854
47,280	CyberSource Corp.*	450,106
33,325	Digitas, Inc.*	433,558
35,400	Online Res Corp.*	432,942
16,000	Openwave Systems, Inc.*	226,240
28,070	Vocus, Inc.*	372,770
		2,316,470
	IT Services - 3.5%
22,010	Euronet Worldwide, Inc.*	771,010
34,590	Lightbridge, Inc.*	404,703
14,415	SRA International, Inc. Class A*	453,496
		1,629,209
	Leisure Equipment & Products - 0.9%
10,090	Pool Corporation	435,787
	Oil, Gas & Consumable Fuels - 2.1%
8,355	Penn Virginia Corp.	567,304
7,825	World Fuel Services Corp.	390,859
		958,163
	Pharmaceuticals - 1.0%
14,515	MGI Pharma, Inc.*	261,415
16,560	Salix Pharmaceuticals Ltd.*	200,045
		461,460
	Prepackaged Software - 0.8%
18,750	Blackbaud, Inc.	360,188

See accompanying Notes to Financial Statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 95.7%, Continued
	Road & Rail - 0.8%
18,767	Knight Transportation, Inc.	$357,324
	Roofing, Siding, And Insulation Materials - 1.0%
12,465	Beacon Roofing Supply, Inc.*	469,931
	Semiconductor & Semiconductor Equipment - 5.2%
43,920	ARM Holdings PLC ADR	289,872
9,160	Cymer, Inc.*	424,932
21,700	Entegris, Inc.*	210,056
14,100	Intevac, Inc.*	302,304
17,530	Microsemi Corp.*	420,369
14,470	Trident Microsystems, Inc.*	319,498
13,880	Varian Semiconductor Equipment Associates, Inc.*	429,586
		2,396,617
	Semiconductors And Related Devices - 0.6%
18,900	Volterra Semiconductor Corp.*	288,414
	Software - 7.9%
26,600	Aspen Technology, Inc.*	311,220
18,035	EPIQ Systems, Inc.*	288,921
7,200	Factset Research Systems, Inc.	323,352
11,900	MICROS Systems, Inc.*	489,685
11,100	Quality Systems, Inc.	368,742
9,645	Red Hat, Inc.*	252,892
8,090	Salesforce.com, Inc.*	238,736
7,640	SPSS, Inc.*	282,680
8,000	Transaction Systems Architects, Inc.*	312,480
17,015	Ultimate Software Group, Inc.*	386,070
26,855	VASCO Data Security International, Inc.*	224,239
16,560	Wind River Systems, Inc.*	156,492
		3,635,509
	Specialty Retail - 8.3%
19,565	Aaron Rents, Inc.	528,255
6,500	Citi Trends, Inc.*	292,565

See accompanying Notes to Financial Statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 95.7%, Continued
	Specialty Retail - 8.3%, Continued
11,895	GameStop Corp. Class A*	$510,771
9,070	Guess?, Inc.*	376,042
12,400	Hibbett Sporting Goods, Inc.*	320,664
12,625	Too, Inc.*	517,625
7,640	Tractor Supply Co.*	424,861
17,900	United Retail Group, Inc.*	254,180
17,370	Zumiez, Inc.*	583,458
		3,808,421
	Surgical And Medical Instruments And Apparatus - 0.8%
15,000	Foxhollow Technologies, Inc.*	390,150
	Textiles, Apparel & Luxury Goods - 1.3%
5,310	Carter's, Inc.*	310,316
8,600	Under Armour, Inc.*	307,020
		617,336
	Trading Companies & Distributors - 1.1%
10,545	MSC Industrial Direct Co., Inc. Class A	487,495
Total Common Stocks (Cost $43,626,992)		44,104,830
	Investment Companies - 0.6%
3,965	iShares Nasdaq Biotechnology Index Fund*	290,238
Total Investment Companies (Cost $311,467)		290,238
Principal Amount		Value
	Short Term Investments - 3.7%
	Money Market Funds - 3.7%
$862,920	AIM Liquid Assets Portfolio Institutional Class	862,920
836,555	AIM STIT-STIC Prime Portfolio	836,555
Total Short Term Investments (Cost $1,699,475)		1,699,475

See accompanying Notes to Financial Statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Value
Total Investments (Cost $45,637,934) - 100.0%	$46,094,543
Other Assets in Excess of Liabilities - 0.0%	3,465
Total Net Assets - 100.0%	$46,098,008

Percentages are stated as a percent of net assets.

  ADR  American Depository Receipt

  *  Non-income producing security.

  ^  Foreign security that trades on U.S. exchange.

See accompanying Notes to Financial Statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED)

Shares		Value
	Common Stocks - 96.42%
	Aerospace & Defense - 1.14%
2,145	Precision Castparts Corp.	$123,616
	Air Freight & Logistics - 2.07%
1,190	Expeditors International of Washington, Inc.	117,156
3,915	UTI Worldwide, Inc.^	106,605
		223,761
	Biotechnology - 2.26%
1,080	Cephalon, Inc.*	64,498
3,335	Gen-Probe, Inc.*	180,090
		244,588
	Capital Markets - 3.69%
1,780	Affiliated Managers Group, Inc.*	160,556
4,710	Jefferies Group, Inc.	137,721
3,525	OptionsXpress Holdings, Inc.	101,555
		399,832
	Chemicals - 1.03%
2,925	Airgas, Inc.	111,998
	Commercial Banks - 1.09%
1,450	Zions Bancorporation	117,494
	Commercial Services & Supplies - 3.80%
1,600	The Corporate Executive Board Co.	162,752
2,580	Monster Worldwide, Inc.*	126,085
2,980	Robert Half International, Inc.	122,299
		411,136
	Communications Equipment - 1.65%
1,000	F5 Networks, Inc.*	48,520
3,185	Harris Corp.	129,693
		178,213
	Computers & Peripherals - 1.32%
3,270	Intermec, Inc.*	75,341
1,200	SanDisk Corp.*	67,524
		142,865
	Electrical Equipment - 1.08%
2,500	Roper Industries, Inc.	117,100

See accompanying Notes to Financial Statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 96.42%, Continued
	Electronic Equipment & Instruments - 2.30%
4,270	National Instruments Corp.	$119,602
2,805	Trimble Navigation Ltd.*	128,862
		248,464
	Energy Equipment & Services - 5.57%
2,145	ENSCO International, Inc.	107,229
2,145	FMC Technologies, Inc.*	143,157
2,515	Helix Energy Solutions Group, Inc.*	89,182
1,480	National-Oilwell Varco, Inc.*	97,769
5,710	Tetra Technologies, Inc.*	165,818
		603,155
	Food & Staples Retailing - 0.92%
1,540	Whole Foods Market, Inc.	100,100
	Health Care Equipment & Supplies - 8.18%
3,625	American Medical Systems Holdings, Inc.*	71,666
4,525	Cytyc Corp.*	118,917
2,145	Hologic, Inc.*	84,706
1,105	Intuitive Surgical, Inc.*	122,975
2,925	Kyphon, Inc.*	116,093
1,540	Millipore Corp.*	106,876
5,000	PerkinElmer, Inc.	104,300
3,525	ResMed, Inc.*	160,247
		885,780
	Health Care Providers & Services - 8.60%
3,745	Cerner Corp.*	142,235
2,980	Covance, Inc.*	176,029
2,030	DaVita, Inc.*	107,509
1,840	Healthways, Inc.*	97,777
2,395	Henry Schein, Inc.*	110,385
3,745	Psychiatric Solutions, Inc.*	110,103
1,150	Quest Diagnostics	64,101
4,080	VCA Antech, Inc.*	122,890
		931,029

See accompanying Notes to Financial Statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 96.42%, Continued
	Hotels Restaurants & Leisure - 6.85%
2,545	Gaylord Entertainment Co.*	$111,522
2,895	P.F. Chang's China Bistro, Inc.*	119,882
1,895	Panera Bread Co. Class A*	122,720
2,970	Pinnacle Entertainment, Inc.*	91,922
4,600	Scientific Games Corp. Class A*	175,398
1,645	Station Casinos, Inc.	120,085
		741,529
	Household Durables - 0.83%
1,055	Harman International Industries, Inc.	89,390
	Insurance - 1.57%
5,530	HCC Insurance Holdings, Inc.	169,716
	Internet & Catalog Retail - 1.13%
4,780	Coldwater Creek, Inc.*	122,846
	IT Services - 7.13%
2,745	CheckFree Corp.*	137,058
2,030	Cognizant Technology Solutions Corp.*	119,770
4,390	Euronet Worldwide, Inc.*	153,782
2,805	Global Payments, Inc.	130,657
4,080	Iron Mountain, Inc.*	150,715
2,535	SRA International, Inc. Class A*	79,751
		771,733
	Leisure Equipment & Products - 1.08%
2,705	Pool Corporation	116,829
	Machinery - 1.01%
2,030	Joy Global, Inc.	109,092
	Media - 0.89%
755	Getty Images, Inc.*	49,581
3,270	XM Satellite Radio Holdings, Inc. Class A*	47,153
		96,734
	Oil & Gas - 1.74%
2,060	Arch Coal, Inc.	99,622
2,080	Newfield Exploration Co.*	88,878
		188,500

See accompanying Notes to Financial Statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 96.42%, Continued
	Oil, Gas & Consumable Fuels - 0.93%
3,130	Southwestern Energy Co.*	$101,099
	Pharmaceuticals - 1.07%
3,335	MGI Pharma, Inc.*	60,063
1,255	Shire PLC ADR	55,459
		115,522
	Road & Rail - 0.75%
3,330	JB Hunt Transport Services, Inc.	81,485
	Semiconductor & Semiconductor Equipment - 7.86%
20,315	ARM Holdings PLC ADR	134,079
5,000	ASML Holding NV ADR*	101,700
4,890	Intersil Corp. Class A	131,101
2,335	Lam Research Corp.*	104,585
3,745	Linear Technology Corp.	126,394
3,820	MEMC Electronic Materials, Inc.*	133,776
3,480	Microchip Technology, Inc.	119,364
		850,999
	Software - 7.57%
7,910	Activision, Inc.*	103,384
2,855	Autodesk, Inc.*	103,893
6,395	Cadence Design Systems, Inc.*	115,366
2,925	Cognos, Inc.*^	89,680
1,400	Factset Research Systems, Inc.	62,874
3,150	NAVTEQ Corp.*	131,513
4,890	Red Hat, Inc.*	128,216
2,855	Salesforce.com, Inc.*	84,251
		819,177
	Specialty Retail - 6.61%
1,830	Abercrombie & Fitch Co. Class A	105,865
2,980	Bed Bath & Beyond, Inc.*	104,807
4,190	GameStop Corp. Class A*	179,919
1,645	Tractor Supply Co.*	91,478

See accompanying Notes to Financial Statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks - 96.42%, Continued
	Specialty Retail - 6.61%, Continued
6,175	Urban Outfitters, Inc.*	$114,670
3,270	Williams-Sonoma, Inc.	118,210
		714,949
	Textiles, Apparel & Luxury Goods - 1.33%
2,540	Polo Ralph Lauren Corp.	143,510
	Trading Companies & Distributors - 2.29%
2,980	Fastenal Co.	128,140
2,580	MSC Industrial Direct Co., Inc. Class A	119,273
		247,413
	Wireless Telecommunication Services - 1.08%
2,145	NII Holdings, Inc.*	116,817
Total Common Stocks (Cost $10,788,239)		10,436,471
Principal Amount		Value
	Short Term Investments - 3.67%
	Variable Rate Demand Notes - 3.67%
$241,361	AIM Liquid Assets Portfolio Institutional Class	241,361
156,494	AIM STIT-STIC Prime Portfolio	156,494
Total Short Term Investments (Cost $397,855)		397,855
Total Investments (Cost $11,186,094) - 100.09%		10,834,326
Liabilities in Excess of Other Assets - (0.09)%		(10,045)
Total Net Assets - 100.00%		$10,824,281

Percentages are stated as a percent of net assets.

  ADR  American Depository Receipt

  *  Non-income producing security.

  ^  Foreign security that trades on U.S. exchange.

See accompanying Notes to Financial Statements.

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STEPHENS FUNDS

STATEMENT OF ASSETS AND LIABILITIES AT MAY 31, 2006 (UNAUDITED)

	Stephens Small Cap Growth Fund	Stephens Mid Cap Growth Fund
ASSETS
Investments in securities, at value	$46,094,543	$10,834,326
Receivables:
Securities sold	365,395	—
Fund shares sold	262,401	15,840
Dividends and interest	16,161	4,234
Prepaid expenses	44,745	37,674
Total assets	46,783,245	10,892,074
LIABILITIES
Payables:
Securities purchased	573,124	14,710
Fund shares redeemed	20,791	—
Distribution fees	19,010	4,395
Advisory fees	30,035	7,042
Trustee fees	1,422	2,376
Professional fees	8,727	8,763
Fund accounting fees	10,044	10,980
Transfer agent fees	6,858	9,077
Administration fees	8,618	5,033
Chief compliance officer fees	833	833
Accrued expenses	5,775	4,584
Total liabilities	685,237	67,793
NET ASSETS	$46,098,008	$10,824,281
Net asset value, offering price and redemption price per share ($46,098,008/4,463,484 and $10,824,281/1,121,279 shares outstanding respectively; unlimited number of shares authorized without par value)	$10.33	$9.65
Maximum offering price per share – Class A* (net asset value per share/front-end sales charge)	$10.90	$10.18
COMPONENTS OF NET ASSETS
Paid-in capital	$45,773,266	$11,257,354
Undistributed net investment loss	(206,889)	(26,100)
Accumulated net realized gain/(loss) on investments	75,022	(55,205)
Net unrealized appreciation/depreciation on investments	456,609	(351,768)
Net assets	$46,098,008	$10,824,281
Cost of Investments	$45,637,934	$11,186,094

* On sales of $25,000 or more the offering price is reduced.

See accompanying Notes to Financial Statements.

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STEPHENS FUNDS

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED MAY 31, 2006 (UNAUDITED)

	Stephens Small Cap Growth Fund	Stephens Mid Cap Growth Fund
INVESTMENT INCOME
Income
Dividends (net of $199 and $0 foreign withholding tax, respectively)	$35,099	$9,292
Interest	35,622	5,605
Total income	70,721	14,897
EXPENSES
Advisory fees	142,343	20,499
Distribution fees	47,448	6,833
Administration fees	20,633	9,901
Fund accounting fees	15,819	10,980
Transfer agent fees	13,173	9,077
Registration fees	9,313	7,397
Audit fees	8,727	6,931
Custody fees	5,087	3,643
Reports to shareholders	3,989	3,168
Legal fees	3,491	2,376
Trustee fees	2,992	2,376
Chief compliance officer fees	2,500	1,667
Miscellaneous	1,496	1,171
Insurance expense	599	475
Total expenses	277,610	86,494
Less: fees waived	—	(45,497)
Net Expenses	277,610	40,997
Net investment loss	(206,889)	(26,100)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain/(loss) on investments	75,022	(55,205)
Change in unrealized appreciation/depreciation on investments	456,609	(351,768)
Net realized and unrealized gain/(loss) on investments	531,631	(406,973)
Net increase/(decrease) in net assets resulting from operations	$324,742	$(433,073)

See accompanying Notes to Financial Statements.

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STEPHENS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Stephens Small Cap Growth Fund(1)	Stephens Mid Cap Growth Fund(2)
	Period Ended May 31, 2006#	Period Ended May 31, 2006#
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(206,889)	$(26,100)
Net realized gain/(loss) on investments	75,022	(55,205)
Change in unrealized appreciation/depreciation on investments	456,609	(351,768)
Net increase/(decrease) in net assets resulting from operations	324,742	(433,073)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	45,773,266	11,257,354
Total increase in net assets	46,098,008	10,824,281
NET ASSETS
Beginning of year	—	—
End of year	$46,098,008	$10,824,281
Undistributed net investment loss	$(206,889)	$(26,100)

(a)  Summary of capital share transactions is as follows:

	Period Ended May 31, 2006#		Period Ended May 31, 2006#
	Shares	Value	Shares	Value
Shares sold	4,529,888	$46,466,361	1,128,267	$11,328,850
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(66,404)	(693,095)	(6,988)	(71,496)
Net increase	4,463,484	$45,773,266	1,121,279	$11,257,354

  #  Unaudited

  (1)  Fund commenced operations on December 1, 2005.

  (2)  Fund commenced operations on February 1, 2006.

See accompanying Notes to Financial Statements.

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STEPHENS FUNDS

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Stephens Small Cap Growth Fund(1)		Stephens Mid Cap Growth Fund(2)
	Period Ended May 31, 2006#		Period Ended May 31, 2006#
Net asset value, beginning of period	$10.00		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05)		(0.02)
Net realized and unrealized gain/(loss) on investments	0.38		(0.33)
Total from investment operations	0.33		(0.35)
Net asset value, end of year	$10.33		$9.65
Total return without load	3.30	%^	(3.50	)%^
Total return with load	(2.09	)%^	(8.53	)%^
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$46.1		$10.8
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.45	%+	3.16	%+
After fees waived and expenses absorbed	1.45	%+	1.50	%+
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.08	)%+	(2.62	)%+
After fees waived and expenses absorbed	(1.08	)%+	(0.95	)%+
Portfolio turnover rate	36.46	%^	8.48	%^

  (1)  Fund commenced operations on December 1, 2005.

  (2)  Fund commenced operations on February 1, 2006.

  +  Annualized

  ^  Not annualized

  #  Unaudited

See accompanying Notes to Financial Statements.

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2006 (UNAUDITED)

NOTE 1 – ORGANIZATION

Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund (the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. The Funds began operations on December 1, 2005 and February 1, 2006, respectively.

Stephens Investment Management Group, LLC, the Funds' Advisor, is a registered investment advisor, and provides investment advisory service to individuals and institutions with total assets under management of approximately $139 million. Mr. Ryan Crane, Senior Portfolio Manager, is responsible for the management of the Funds' portfolios.

The Funds' investment objective is to seek long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds' Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of 61 days or more, for which

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Debt Obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Bonds and other fixed-income securities (other than the short-term securities described above) are valued on the basis of prices provided by a pricing service when the Board of Trustees believes that such prices reflect the fair market value of such securities.

B.  Federal Income Taxes. Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

C.  Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.  Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

E.  Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering price per share is equal to the net asset value plus the applicable sales charge. The redemption price per share for each Fund is equal to each Fund's net asset value per

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

share. The Funds charge a 2.00% redemption fee on shares held less than 90 days. Beginning June 1, 2006, the Funds will charge a 2.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

F.  Distributions to Shareholders. Distributions to shareholders from net investment income and realized gains on securities for the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund are normally declared on an annual basis. Distributions are recorded on the ex-dividend date.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the period ended May 31, 2006, Stephens Investment Management Group, LLC, (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Funds. For the period ended May 31, 2006, the Stephens Small Cap Growth Fund incurred $142,343 in advisory fees and the Stephens Mid Cap Growth Fund incurred $20,499 in advisory fees.

Each Fund is responsible for its own operating expenses. Beginning December 1, 2005, the Advisor had contractually agreed to limit each Fund's expenses through December 1, 2007 for the Stephens Small Cap Growth Fund and February 1, 2008 for the Stephens Mid Cap Growth Fund, by reducing all or a portion of its fees and reimbursing each Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At May 31 ,2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Stephens Mid Cap Growth Fund that may be recouped was $45,497. The Advisor may recapture a portion of the above amount no later than the date stated below:

Year of Expiration	Amount
November 30, 2009	$45,497

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2006 (UNAUDITED), CONTINUED

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for each Fund. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for each Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Minimum	$30,000

Under $50 million	0.12% of average daily net assets

$50 to $200 million	0.10% of average daily net assets

Over $200 million	0.05% of average daily net assets

For the period ended May 31, 2006, the Stephens Small Cap Growth Fund incurred $20,633 and the Stephens Mid Cap Growth Fund incurred $9,901 in Administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Funds.

Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of each Fund's shares. The Distributor is an affiliate of the Administrator.

For the period ended May 31, 2006, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund were allocated $2,500 and $1,667, respectively, of the Chief Compliance Officer Fees.

For the period ended May 31, 2006, Stephens, Inc, an affiliate of Stephens Investment Management Group, LLC, received sales commissions of $44,380 from the Stephens Small Cap Growth Fund and $10,396 from the Stephens Mid Cap Growth Fund. For the period ended May 31, 2006, Stephens, Inc. also received distribution fees of $25,704 from the Stephens Small Cap Growth Fund and $2,438 from the Stephens Mid Cap Growth Fund under a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 adopted by the Funds.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the Stephens Small Cap Growth Fund for the period ended May 31, 2006, were $58,041,062 and $14,177,625, respectively and for the Stephens Mid Cap Growth Fund for the period ended May 31, 2006, were $11,600,579 and $757,136, respectively.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the period ended May 31, 2006, there were no distributions for the Funds.

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STEPHENS FUNDS

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 735-7464 and on the Fund's website at www.stephensfunds.com. Furthermore, you can obtain the description on the SEC's website at www.sec.gov.

Information regarding how the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (866) 735-7464 after August 31, 2006. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov after August 31, 2006.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund file their complete schedule of portfolio holdings for the first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

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STEPHENS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

STEPHENS SMALL CAP GROWTH FUND AND STEPHENS MID CAP GROWTH FUND

At a meeting held on September 19, 2005, the Board (including the Independent Trustees) considered and approved the Advisory Agreement for a two year period ending August 31, 2007 for the Stephens Small Cap Growth Fund. In addition, at a meeting held on November 30, 2005, the Board (including the Independent Trustees) considered and approved the Advisory Agreement for a two year period ending August 31, 2007 for the Stephens Mid Cap Growth Fund. Prior to each meeting, the Independent Trustees had requested detailed information from Stephens Investment Management Group, LLC (the "Advisor" or "Stephens") about the firm and firm practices. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the Advisory Agreements for the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund:

STEPHENS SMALL CAP GROWTH FUND:

1.  The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board discussed the materials provided by Stephens and US Bancorp Fund Services, LLC ("USBFS"). The Board discussed the nature, extent and quality of the Advisor's service. The Board considered Stephens' specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Stephens involved in the day-to-day activities of the Fund. The Board reviewed the proposed services Stephens would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by the Advisor or its affiliates. The Board also considered the trading capability of the Advisor. The Board then noted that Stephens' compliance policies and procedures were not included in the materials presented to the Board and that USBFS undertook to work with the Trust's Chief Compliance Officer ("CCO") and the Advisor's CCO to review such policies and seek approval by the Board before the effective date of the Fund. The Board then noted that during the course of the first year of operations, the Trustees would meet with representatives from the Advisor in person to discuss various performance, marketing and compliance issues. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.  The Fund's historical year-to-date performance and the overall performance of the Advisor. The Board discussed the overall performance by Stephens, and the anticipated performance of the Fund. In assessing the quality of the portfolio management delivered by Stephens, the Trustees also compared the short-term and long-term performance of Stephens on both an absolute basis and in comparison to its peer group, as constructed by data provided by Lipper and benchmark index. The

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STEPHENS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

STEPHENS SMALL CAP GROWTH FUND AND STEPHENS MID CAP GROWTH FUND, CONTINUED

Trustees also reviewed information on the performance of other similar accounts managed by Stephens (e.g., institutional accounts of similar size and with similar investment objectives). The Board concluded that it believed the Advisor's overall performance record with respect to the Fund would be satisfactory.

3.  The costs of the services to be provided by the Advisor and the structure of the Advisor's fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board compared the Fund's expenses to its peer group, as well as all expense waivers and reimbursements. The Board compared the fees that would be paid by the Fund to the fees paid by other similar accounts managed by Stephens (e.g., institutional accounts of similar size and with similar investment objectives) and noted that the Fund's estimated expenses appeared to be within the range of the Advisor's other accounts at certain asset levels. After discussing issues and reviewing materials that were provided, the Trustees concluded that the Fund's expenses were fair and reasonable in comparison to its relevant peer group and the Advisor's private accounts.

4.  Economies of Scale. The Board reviewed the structure of the Fund's advisory fee, whether it included breakpoints and whether the Fund would be large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies would be shared with shareholders). After reviewing the Advisor's fee structure and any applicable expense waivers, the Trustees concluded that the potential economies of scale in respect of the Fund were acceptable. After discussing these issues and reviewing the materials that were provided, the Trustees concluded that the Fund's estimated expenses and the fees that would be paid to Stephens were fair and reasonable in light of the comparative performance and expense and advisory fee information.

5.  The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board discussed the overall profitability of Stephens and considered both the direct and indirect benefits to Stephens from advising the Fund, noting in particular that Stephens was contractually agreeing to reimburse or waive fees to maintain the Fund's expense limitation at 1.50%. The Trustees also examined the level of profits that could be expected to accrue to Stephens from the fees payable under the advisory agreement and any expense subsidization undertaken by Stephens, as well as the Fund's brokerage, commissions and use of soft dollars. The Board also noted that it would receive information on any soft dollar payments on a quarterly basis once the Fund had begun operations. These considerations were based on material requested by the Trustees and USBFS specifically for the meeting. The Trustees concluded that the Advisor's profit from sponsoring the Fund was not excessive and that Stephens had maintained adequate profit levels to support the services to their Fund.

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STEPHENS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

STEPHENS SMALL CAP GROWTH FUND AND STEPHENS MID CAP GROWTH FUND, CONTINUED

STEPHENS MID CAP GROWTH FUND:

1.  The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. It was first noted that the Stephens Mid Cap Growth Fund would be virtually identical to the Stephens Small Cap Growth Fund, except for capitalization requirements with respect to its portfolio investments. The Board then discussed the materials provided by Stephens and USBFS. The Trustees discussed the nature, extent and quality of Stephens' overall services to be provided to the Fund. The Board considered Stephens' specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Stephens that would be involved in the day-to-day activities of the Fund. The Board reviewed the proposed services Stephens would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by Stephens or its affiliates. The Trustees also considered the structure of Stephens' compliance procedures and the trading capability of Stephens. The Trustees then noted that during the course of the first year of operations, the Trustees would meet with Stephens' representatives in person to discuss various performance, marketing and compliance issues. The Board concluded that Stephens had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2.  The Fund's historical year-to-date performance and the overall performance of the Advisor. The Board discussed the overall performance by Stephens, and the anticipated performance of the Fund. In assessing the quality of the portfolio management delivered by Stephens, the Trustees also compared the short-term and long-term performance of Stephens on both an absolute basis and in comparison to its peer group, as constructed by data provided by Lipper and benchmark index. The Trustees also reviewed information on the performance of other similar accounts managed by Stephens (e.g., institutional accounts of similar size and with similar investment objectives). The Board concluded that it believed Stephens' overall performance record with respect to the Fund would be satisfactory.

3.  The costs of the services to be provided by the Advisor and the structure of the Advisor's fees under the Advisory Agreement. The Board then turned to the anticipated cost of the proposed services and the proposed structure of Stephens' fees. The Trustees compared the Fund's anticipated expenses, both investment advisory and total, to its peer group. The Board then compared the fees paid by the Fund to the fees paid by Stephens' private accounts and other similar accounts managed by Stephens (e.g., institutional accounts of similar size and with similar investment objectives) and

WWW.STEPHENSFUNDS.COM

STEPHENS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

STEPHENS SMALL CAP GROWTH FUND AND STEPHENS MID CAP GROWTH FUND, CONTINUED

noted that the Fund's expenses appeared to be within the range of Stephens other accounts at certain asset levels. After discussing issues and reviewing materials that were provided, the Trustees concluded that the Fund's expenses were fair and reasonable in comparison to its relevant peer group and the Advisor's private accounts.

4.  Economies of Scale. The Board reviewed the Fund's proposed fee structure, whether it included breakpoints and expense waivers and reimbursements, and whether the Fund would be expected to generate economies of scale for shareholders as fund assets grow (and if so, how those economies were being or would be shared with shareholders). The Trustees concluded that the potential economies of scale the Fund may realize with growth of assets were satisfactory. After discussing issues and reviewing materials that were provided, the Trustees concluded that the Fund's anticipated expenses were fair and reasonable in comparison to its relevant peer group and Stephens' private accounts.

5.  The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Trustees discussed the likely overall profitability of Stephens. In assessing profitability, the Trustees reviewed Stephens' financial information and took into account both the likely direct and indirect benefits to Stephens from advising the Fund, noting in particular that Stephens was contractually agreeing to reimburse or waive fees to maintain the Fund's expense limitation at 1.50%. The Trustees examined the level of profits that could be expected to accrue to Stephens from the fees payable under the Investment Advisory Agreement, as well as Stephens' use of soft dollars. The Board also noted that it would receive information on soft dollar payments on a quarterly basis once the Fund had begun operations. The Trustees concluded that Stephens profit from sponsoring the Fund would likely not be excessive and, after review of relevant financial information, Stephens maintained adequate profit levels to support the Fund.

No single factor was determinative of the Board's decision to approve either Advisory Agreements, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to each Fund, and that the Funds' shareholders would receive reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the Advisory Agreements would be in the best interests of the Funds and their shareholders.

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INVESTMENT ADVISOR

Stephens Investment Management Group, LLC

111 Center Street
Little Rock, Arkansas 72201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103-3638

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor
San Francisco, California 94105-3441

CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

	Ticker	Cusip
Stephens Small Cap	STSGX	742935422
Growth Fund

Stephens Mid Cap	STMGX	742935414
Growth Fund

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Quasar Distributors, LLC Distributor (07/06)

FOR ADDITIONAL INFORMATION CONTACT YOUR INVESTMENT ADVISOR OR VISIT STEPHENSFUNDS.COM

Stephens Funds

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)*	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	August 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	August 8, 2006

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date	August 8, 2006

* Print the name and title of each signing officer under his or her signature.

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